Schedule of Investments (unaudited)	iShares® TIPS Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Obligations

U.S. Government Obligations — 99.5%
U.S. Treasury Inflation-Indexed Bonds
0.13%, 04/15/22	$3,404	$3,443,324
0.13%, 01/15/23	215,265	221,135,596
0.13%, 07/15/24	312,999	330,230,896
0.13%, 10/15/24	1,101,716	1,163,244,263
0.13%, 04/15/25	2,147,078	2,268,951,367
0.13%, 10/15/25	354,664	376,811,723
0.13%, 04/15/26	942,572	1,000,833,689
0.13%, 07/15/26	916,257	978,521,068
0.13%, 10/15/26	975,651	1,043,011,320
0.13%, 01/15/30	2,136,186	2,310,865,358
0.13%, 07/15/30	1,093,272	1,189,497,080
0.13%, 01/15/31	1,286,170	1,398,110,425
0.13%, 07/15/31	786,604	857,571,711
0.13%, 01/15/32	570,208	619,213,404
0.13%, 02/15/51	789,142	854,614,248
0.25%, 01/15/25	808,998	857,380,220
0.25%, 07/15/29	178,950	195,633,166
0.25%, 02/15/50	68,152	75,729,938
0.38%, 07/15/23	567,888	593,114,472
0.38%, 07/15/25	53,237	57,051,031
0.38%, 01/15/27	1,065,163	1,151,617,302
0.38%, 07/15/27	1,078,385	1,173,620,184
0.50%, 04/15/24	2,822,772	2,980,317,496
0.50%, 01/15/28	775,617	849,029,531
0.63%, 04/15/23	1,309,388	1,359,741,837
0.63%, 01/15/24	344,662	363,388,964
0.63%, 01/15/26	2,345,717	2,537,043,921
0.63%, 02/15/43	161,092	187,984,241
0.75%, 07/15/28	498,578	558,226,897
0.75%, 02/15/42	574,203	683,310,144
0.75%, 02/15/45	1,015,315	1,220,902,360
0.88%, 01/15/29	741,763	838,925,938
0.88%, 02/15/47	228,164	286,486,304
1.00%, 02/15/46	472,913	602,303,021

	Par
	Shares
Security	(000)	Value

U.S. Government Obligations (continued)
1.00%, 02/15/48	$217,373	$282,825,334
1.00%, 02/15/49	137,809	181,012,262
1.38%, 02/15/44	724,628	972,558,698
1.75%, 01/15/28	655,885	769,105,121
2.00%, 01/15/26	299,459	340,799,634
2.13%, 02/15/40	230,591	335,621,203
2.13%, 02/15/41	134,469	197,014,565
2.50%, 01/15/29	429,406	536,267,127
3.63%, 04/15/28	235,325	305,942,254
3.88%, 04/15/29	363,957	494,657,272
U.S. Treasury Note/Bond
0.75%, 05/31/26	2,850	2,751,363
1.25%, 04/30/28	833	809,377
1.88%, 02/15/51	86	81,445
2.38%, 05/15/51	260	275,194
		35,607,583,288

Total U.S. Government Obligations — 99.5%
(Cost: $35,507,172,698)		35,607,583,288

Short-Term Investments

Money Market Funds — 0.3%
BlackRock Cash Funds: Treasury, SL Agency Shares,
0.00%(a)(b)	96,110	96,110,000

Total Short-Term Investments — 0.3%
(Cost: $96,110,000)		96,110,000

Total Investments in Securities — 99.8%
(Cost: $35,603,282,698)		35,703,693,288

Other Assets, Less Liabilities — 0.2%		70,536,873

Net Assets — 100.0%		$35,774,230,161

(a)    Affiliate of the Fund.

(b)    Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/21	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/22	Shares Held at 01/31/22 (000)	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Treasury, SL Agency Shares	$1,004,366,960	$—	$(908,256,960	)(a)	$—	$—	$96,110,000	96,110	$26,383	(b)	$—

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

Schedule of Investments (unaudited) (continued)	iShares® TIPS Bond ETF
January 31, 2022

Fair Value Measurements (continued)

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
U.S. Government Obligations	$—	$35,607,583,288	$—	$35,607,583,288
Money Market Funds	96,110,000	—	—	96,110,000
	$96,110,000	$35,607,583,288	$—	$35,703,693,288

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